Environmental rehabilitation obligation and other provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of assumptions used to calculate provision

These provisions are calculated using the following assumptions:
	Inflation rate	Discount rate	Discount period
2022
SA gold operations	6.5%	7.8% – 11.5%	1 – 22 years
SA PGM operations	6.5%	7.8% – 11.6%	1 – 49 years
US PGM operations	4.0%	4.0%	31 – 43 years
Battery metals	2.5%	3.3%	24 years
2021
SA gold operations	6.0%	5.1% – 10.6%	1 – 24 years
SA PGM operations	6.0%	5.1% – 10.6%	1 – 50 years
US PGM operations	2.0%	1.9%	35 – 40 years
2020
SA gold operations	6.0%	4.0% – 10.9%	1 – 21 years
SA PGM operations	6.0%	4.0% – 10.8%	1 – 32 years
US PGM operations	2.0%	1.5% – 1.7%	24 – 38 years

Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Notes	2022	2021	2020
Balance at beginning of the year		8,263	8,634	8,715
Interest charge	5.2	611	615	684
Utilisation of environmental rehabilitation obligation[1]		(236)	(236)	(97)
Change in estimates charged to profit or loss[2]		(183)	(178)	(375)
Change in estimates capitalised[2]		(85)	(638)	(318)
Environmental rehabilitation obligation on acquisition of subsidiaries	16.2	97	—	—
Foreign currency translation		85	66	25
Balance at end of the year		8,552	8,263	8,634
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation		8,435	8,146	8,517
Other provisions		117	117	117
Environmental rehabilitation obligation and other provisions		8,552	8,263	8,634
[1] The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
[2] Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters